Segment Reporting - Schedule of Net Segment Profit or Loss (Details) - Operating segments [member] - EUR (€)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Net Segment Profit or Loss [Line Items]
Total Revenue	€ 273,530	€ 492,200
Total Expenses	(4,360,354)	(3,325,096)
Operating Profit/(Loss)	(4,086,824)	(2,832,896)
Other income (expenses)	2,144,027	198,712
Segment Profit/(Loss)	(1,942,797)	(2,634,184)
Sponsorships [Member]
Schedule of Net Segment Profit or Loss [Line Items]
Total Revenue	66,678	148,849
Total Expenses	(1,022,122)	(997,014)
Operating Profit/(Loss)	(955,444)	(848,165)
Other income (expenses)	522,635	60,094
Segment Profit/(Loss)	(432,809)	(788,071)
Ticketing, short-leases, store and youth league [Member]
Schedule of Net Segment Profit or Loss [Line Items]
Total Revenue	59,062	5,805
Total Expenses	(904,985)	(42,776)
Operating Profit/(Loss)	(845,923)	(36,971)
Other income (expenses)	462,934	2,344
Segment Profit/(Loss)	(382,989)	(34,627)
Player transfers [Member]
Schedule of Net Segment Profit or Loss [Line Items]
Total Revenue	115,656	249,963
Total Expenses	(1,784,011)	(1,674,291)
Operating Profit/(Loss)	(1,668,355)	(1,424,328)
Other income (expenses)	906,582	100,916
Segment Profit/(Loss)	(761,773)	(1,323,412)
Others [Member]
Schedule of Net Segment Profit or Loss [Line Items]
Total Revenue	32,134	87,583
Total Expenses	(649,236)	(611,015)
Operating Profit/(Loss)	(617,102)	(523,432)
Other income (expenses)	251,876	35,358
Segment Profit/(Loss)	€ (365,226)	€ (488,074)